Acquisitions and Other Transactions (Details) $ / shares in Units, $ in Thousands, $ in Millions, $ in Millions																					12 Months Ended
	Dec. 30, 2023	Feb. 22, 2023 USD ($) item	Feb. 22, 2023 CAD ($) item	Feb. 21, 2023	Dec. 30, 2022 USD ($)	Oct. 27, 2022 USD ($) shares	Oct. 27, 2022 CAD ($) $ / shares shares	Oct. 06, 2022 USD ($) shares	Oct. 06, 2022 CAD ($) $ / shares shares	Jul. 25, 2022 USD ($) item	Jul. 18, 2022 USD ($) oz shares	Jul. 18, 2022 CAD ($) oz $ / shares shares	May 02, 2022 USD ($)	Apr. 14, 2022 USD ($) shares	Apr. 14, 2022 CAD ($) $ / shares shares	Dec. 23, 2021 USD ($) shares	Nov. 26, 2021 USD ($)	Apr. 16, 2021 USD ($) shares	Mar. 30, 2021 USD ($)	Mar. 08, 2021 USD ($) oz	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 30, 2022 CAD ($)	Jul. 18, 2022 $ / shares	Apr. 14, 2022 $ / shares	Dec. 23, 2021 CAD ($)	Apr. 16, 2021 BRL (R$)	Mar. 30, 2021 AUD ($)
Acquisitions
Consideration transferred														$ 37,400
Warrants with fair value											$ 750
Gold Royalties Interest Acquisition, Rebecca Gold Project | Major business combination
Acquisitions
Consideration transferred		$ 15,600
Percentage of NSR		1.50%	1.50%
Contingent consideration recognised as of acquisition date		$ 1,300
Cash transferred		$ 14,300
Number of royalties acquired | item		5	5
Marathon Gold Corporation, Valentine Gold Project Acquisition | Major business combination
Acquisitions
Consideration transferred		$ 7,000
Cash inflow from sale of interests in gold mining project		$ 13,700	$ 18.0
Percentage of NSR		2.00%	2.00%	2.00%
Option to buy back of NSR (as a percent)		0.50%
Argonaut Gold Inc.'s Royalty on Magino Gold Project - Ontario, Canada
Acquisitions
Consideration transferred						$ 52,500
Percentage of NSR						2.00%	2.00%
Number of shares acquired | shares						34,693,462	34,693,462
Price per share | $ / shares							$ 0.39
Payment to acquire common shares						$ 10,000	$ 13.5
Westhaven Gold Corp.'s Royalties on Spences Bridge Gold Belt Claims - British Columbia, Canada
Acquisitions
Consideration transferred								$ 6,000
Percentage of fee on undrawn amounts											1.00%	1.00%
Percentage of original issue discount											2.00%	2.00%
Number of securities into which the class of warrant or right may be converted | shares											11,500,000
Warrants and rights outstanding, term											5 years	5 years
Percentage of NSR								2.00%	2.00%
Number of shares acquired | shares								2,500,000	2,500,000
Price per share | $ / shares									$ 0.40
Percentage of NSR under option to buy-down								0.50%	0.50%
Consideration transferred under option to buy-down								$ 3,000
Period for completion under option to buy-down								5 years	5 years
Percentage of NSR on existing royalty								2.50%	2.50%
Consideration transferred on existing royalty								$ 750
Payment to acquire common shares								$ 730	$ 1.0
Royalties in Chile
Acquisitions
Consideration transferred										$ 1,000
Number of royalties acquired | item										7
Percentage of net smelter return on precious metals										2.00%
Percentage of net smelter return on base metals										1.00%
G Mining Ventures, Tocantinzinho Gold Project, Brazil
Acquisitions
Consideration transferred											$ 250,000
Secured term loan receivable											$ 75,000
Percentage of gold produced to be delivered until the threshold is met											12.50%	12.50%
Business Acquisition, Percentage Of Gold Produced To Be Delivered For Remaining Life											7.50%	7.50%
Threshold Amount To Be Spent On Project to Trigger Draw Down From Deposit											$ 95,000
Percentage Of Spot Gold Price Receivable											20.00%
Deliveries of ounces of refined gold threshold | oz											300,000	300,000
Amount of funding																					$ 0
Number of shares acquired | shares											44,687,500	44,687,500
Price per share | $ / shares												$ 0.80
Exercise price per common share | $ / shares																									$ 1.90
Payment to acquire common shares											$ 27,500	$ 35.8
G Mining Ventures, Tocantinzinho Gold Project, Brazil | G Mining Ventures | Stream Term Loan
Acquisitions
Notional amount											$ 75,000
IFRS Debt Instrument Term											6 years	6 years
Debt Instrument, Availability Period											3 years 6 months	3 years 6 months
Debt Instrument, Percentage Of Repayment Upon Maturity											25.00%	25.00%
G Mining Ventures, Tocantinzinho Gold Project, Brazil | G Mining Ventures | Stream Term Loan | Three Month Term Secured Overnight Financing Rate
Acquisitions
Borrowings, adjustment to interest rate basis											5.75%
Borrowings Adjustment To Interest Rate Basis After Completion Test Are Achieved On The Project											4.75%	4.75%
Castle Mountain Royalty, California
Acquisitions
Consideration transferred													$ 6,000
Percentage of NSR													2.00%
Percentage of Net Smelter Return Castle Mountain
Acquisitions
Percentage of NSR													2.65%
Percentage of Net Smelter Return Pacific Clay
Acquisitions
Percentage of NSR													4.65%
Eskay Creek Royalty
Acquisitions
Consideration transferred					$ 21,000																$ 19,900		$ 27.0	$ 28.5
Percentage of net smelter return																					1.5
Percentage of NSR	0.50%				0.50%
Eskay Creek Royalty | Major business combination
Acquisitions
Consideration transferred					$ 1,100																			$ 1.5
Caserones Royalty, Chile
Acquisitions
Percentage of NSR														0.4582%	0.4582%
EMX Royalty Corporation
Acquisitions
Warrants and rights outstanding, term														5 years	5 years
Number of common shares issued per unit | shares														1	1
Number of common share, each warrant can exercise | shares														1
Number of shares acquired | shares														3,812,121	3,812,121
Price per share | $ / shares															$ 3.30
Exercise price per common share | $ / shares																										$ 4.45
Payment to acquire common shares														$ 10,000	$ 12.6
Vale Royalty Debentures - Brazil
Acquisitions
Number of debentures acquired | shares																		57,000,000
Consideration transferred																		$ 538,000										R$ 3,049,500,000
Sgula Royalty - Cte d'Ivoire
Acquisitions
Consideration transferred																			$ 15,200										$ 20.0
Percentage of NSR																			1.20%
Option to buy back of NSR (as a percent)																			50.00%										50.00%
Period to buy back of NSR																			three years
Condestable Gold and Silver Stream Acquisition, Peru
Acquisitions
Consideration transferred																				$ 165,000
Receive of refined gold quarterly as percentage of production from stream area | oz																				8,760
Receive of refined silver quarterly as percentage of production from stream area | oz																				291,000
Amount of one time special delivery																				$ 118,800
Deliveries of ounces of refined gold threshold | oz																				43,800
Deliveries of refined silver threshold ounces | oz																				1,455,000
Condestable Gold and Silver Stream Acquisition, Peru Variable Phase 1 Deliveries of Stream
Acquisitions
Refined gold will receive as percentage of production from stream area																				63.00%
Refined silver will receive as percentage of production from stream area																				63.00%
Deliveries of ounces of refined gold threshold | oz																				87,600
Deliveries of refined silver threshold ounces | oz																				2,910,000
Condestable Gold and Silver Stream Acquisition, Peru, Fixed Phase 2 Deliveries of Stream
Acquisitions
Silver Purchase Price Upon Delivery Initial																				20.00%
Refined gold delivery as percentage of production from stream area																				25.00%
Refined silver delivery as percentage of production from stream area																				25.00%
Skeena Resources Limited
Acquisitions
Consideration transferred																$ 17,200											$ 22.1
Percentage of NSR																1.00%
Number of shares acquired | shares																1,471,739
Percentage of right of first refusal																0.50%
Hudbay Minerals Inc. Rosemont Royalty Interest
Acquisitions
Consideration transferred																	$ 19,500
Percentage of NSR																	0.585%				2.085%
Contingent consideration recognised as of acquisition date																	$ 12,500
Cash transferred																	$ 7,000
Percentage of right to purchase																	1.50%
Mineral Rights With Continental Resources Inc
Acquisitions
Total contributions made																					$ 12,200	$ 22,400
Cumulative investment in royalty acquisition venture																					440,600
Total cumulative investment																					79,400
Mineral Rights With Continental Resources Inc | Accounts payable
Acquisitions
Consideration transferred																					$ 3,100	$ 1,700